Subordinated debentures (Tables)	12 Months Ended
Oct. 31, 2019
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Summary of Net of Holdings in Debentures
The amounts presented below are net of our own holdings in these debentures, and include the impact of fair value hedges used for managing interest rate risk.

(Millions of Canadian dollars, except percentage and foreign currency)		Interest rate		Denominated foreign currency (millions)	As at
Maturity	Earliest par value redemption date				October 31 2019	October 31 2018
August 12, 2019 (1)		9.00%		US$75	$–	$103
July 15, 2022		5.38%		US$150	206	208
June 8, 2023		9.30%			110	110
July 17, 2024 (2) , (3)	July 17, 2019	3.04%			–	998
December 6, 2024	December 6, 2019	2.99%	(4)		1,999	1,978
June 4, 2025 (3)	June 4, 2020	2.48%	(4)		997	988
January 20, 2026 (3)	January 20, 2021	3.31%	(5)		1,483	1,443
January 27, 2026 (3)		4.65%		US$1,500	2,023	1,813
September 29, 2026 (3)	September 29, 2021	3.45%	(6)		1,009	988
November 1, 2027	November 1, 2022	4.75%		TT$300	59	59
July 25, 2029 (3)	July 25, 2024	2.74%	(7)		1,486	–
October 1, 2083	Any interest payment date		(8)		224	224
June 29, 2085	Any interest payment date		(9)	US$174	229	229
					$9,825	$9,141
Deferred financing costs					(10)	(10)
					$9,815	$9,131
The terms and conditions of the debentures are as follows:
(1)	All US$75 million outstanding subordinated debentures were redeemed on August 12, 2019 for 100% of their principal amount plus interest accrued to, but excluding, the redemption date.
(2)	All $1,000 million outstanding subordinated debentures were redeemed on July 17, 2019 for 100% of their principal amount plus interest accrued to, but excluding, the redemption date.
(3)	The notes include
non-viability
contingency capital (NVCC) provisions, necessary for the notes to qualify as Tier 2 regulatory capital under Basel III. NVCC provisions require the conversion of the instrument into a variable number of common shares in the event that OSFI deems the Bank non-viable
or a federal or provincial government in Canada publicly announces that the Bank has accepted or agreed to accept a capital injection. In such an event, each note is convertible into common shares pursuant to an automatic conversion formula with a multiplier of 1.5 and a conversion price based on the greater of: (i) a floor price of $5.00 and (ii) the current market price of our common shares based on the volume weighted average trading price of our common shares on the Toronto Stock Exchange. The number of shares issued is determined by dividing the par value of the note (including accrued and unpaid interest on such note) by the conversion price and then times the multiplier.
(4)	Interest at stated interest rate until earliest par value redemption date, and thereafter at a rate of 1.10% above the 3-month Canadian Dollar Offered Rate (CDOR).
(5)	Interest at stated interest rate until earliest par value redemption date, and thereafter at a rate of 2.35% above the 3-month CDOR.
(6)	Interest at stated interest rate until earliest par value redemption date, and thereafter at a rate of 1.12% above the 3-month CDOR.
(7)	Interest at stated interest rate until earliest par value redemption date, and thereafter at a rate of 0.98% above the 3-month CDOR.
(8)	Interest at a rate of 40 basis points above the 30-day Bankers’ Acceptance rate.
(9)	Interest at a rate of 25 basis points above the U.S. dollar
3-month
London Interbank Mean Rate (LIMEAN). In the event of a reduction of the annual dividend we declare on our common shares, the interest payable on the debentures is reduced pro rata to the dividend reduction and the interest reduction is payable with the proceeds from the sale of newly issued common shares.

Maturities of Subordinated Debentures
The aggregate maturities of subordinated debentures, based on the maturity dates under the terms of issue, are as follows:

(Millions of Canadian dollars)	October 31 2019
Within 1 year	$–
1 to 5 years	316
5 to 10 years	9,056
Thereafter	453
$9,825